Leases - Most significant differences between the IAS 17 lease commitments and the lease liabilities recognised on transition to IFRS 16 (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases
Weighted average lessee's incremental borrowing rate (as a percent)		2.30%
Operating lease commitments as disclosed as at 31 December 2018			£ 2,689
Adjustments as a result of different treatment of extension and termination options		£ (134)
Discounted using the incremental borrowing rate		(684)
Other		5
Lease liabilities	£ 1,823	£ 1,876